UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     11/13/07
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        137
                                         --------------
Form 13F Information Table Value Total:  $ 3,569,659
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201    13201   591967 SH       Sole                   579022             12945
Abbott Labs                    COM              002824100    86965  1621873 SH       Sole                  1597643             24230
Acco Brands Corp               COM              00081T108    36575  1629906 SH       Sole                  1604958             24948
Airtran Hldgs Inc.             COM              00949P108    41947  4262865 SH       Sole                  4235965             26900
Allstate Corp                  COM              020002101     7013   122626 SH       Sole                   122626
American Greetings             COM              026375105    14564   551672 SH       Sole                   551672
American Int'l Group Inc       COM              026874107   106963  1581123 SH       Sole                  1550048             31075
Analogic Corp                  COM              032657207     9421   147760 SH       Sole                   147760
Apache Corporation             COM              037411105   201799  2240715 SH       Sole                  2206030             34685
Apogee Enterprises             COM              037598109     4093   157800 SH       Sole                   157800
Archer Daniels Midland         COM              039483102     6636   200597 SH       Sole                   200597
Bank of America Corp           COM              060505104    12073   240165 SH       Sole                   240165
Bank of New York Mellon Corp   COM              064058100    12889   291998 SH       Sole                   291998
Banner Corp                    COM              06652v109     2858    83113 SH       Sole                    83113
Belo Corp                      COM              080555105     6751   388893 SH       Sole                   388893
Berry Pete Co Cl A             COM              085789105    10723   270840 SH       Sole                   270840
Black & Decker Corp.           COM              091797100    58556   702949 SH       Sole                   689234             13715
Brinks Company                 COM              109696104    12668   226700 SH       Sole                   226700
Callaway Golf Co               COM              131193104    17434  1088960 SH       Sole                  1088960
Cardinal Health Inc            COM              14149Y108    69163  1106075 SH       Sole                  1080025             26050
Centennial Bank                COM              151345303     7735  1208650 SH       Sole                  1208650
Century Aluminum Company       COM              156431108     2453    46600 SH       Sole                    46600
Charming Shoppes               COM              161133103     7515   894640 SH       Sole                   894640
Cimarex Energy Co              COM              171798101    23716   636660 SH       Sole                   636660
Circuit City Store Inc         COM              172737108      536    67820 SH       Sole                    67820
Citigroup Inc                  COM              172967101    79016  1693075 SH       Sole                  1657080             35995
City National Corp             COM              178566105     3030    43590 SH       Sole                    43590
Comerica Inc                   COM              200340107     2753    53680 SH       Sole                    53680
Conagra Foods Inc              COM              205887102    37794  1446388 SH       Sole                  1423638             22750
Conocophillips                 COM              20825C104   185300  2111201 SH       Sole                  2078843             32358
Crystal River Capital          COM              229393301     2855   169825 SH       Sole                   169825
Del Monte Foods                COM              24522P103     8021   763930 SH       Sole                   763930
Devon Energy Corp              COM              25179M103   191224  2298364 SH       Sole                  2261439             36925
Discover Financial Services    COM              254709108      437    21000 SH       Sole                    21000
Domtar Corporation             COM              257559104    33128  4040060 SH       Sole                  3933755            106305
Dover Corp                     COM              260003108     3107    60980 SH       Sole                    60980
Dow Chemical                   COM              260543103    67624  1570470 SH       Sole                  1541760             28710
Encore Acquisition Co          COM              29255W100    31638   999620 SH       Sole                   999620
Energen Corp                   COM              29265N108     2636    46140 SH       Sole                    46140
Finish Line Inc                COM              317923100     3593   827900 SH       Sole                   827900
First Charter Corp             COM              319439105      489    16200 SH       Sole                    16200
First National Lincoln Corp    COM              335716106      217    14394 SH       Sole                    14394
First Source Corp              COM              336901103     7660   334511 SH       Sole                   334511
First State Bancorporation     COM              336453105    12502   636540 SH       Sole                   636540
Flower Foods Inc               COM              343498101    10503   481783 SH       Sole                   481783
Fluor Corp                     COM              343412102    73505   510520 SH       Sole                   504870              5650
Fortune Brands Inc             COM              349631101    55182   677162 SH       Sole                   668952              8210
Freddie Mac                    COM              313400301     1534    26000 SH       Sole                    26000
Freeport-McMoran Copper & Gold COM              35671D857    72050   686912 SH       Sole                   675687             11225
Gannett Incorporated           COM              364730101    54391  1244636 SH       Sole                  1220386             24250
Gehl Co                        COM              368483103     2349   105180 SH       Sole                   105180
General Mills Inc              COM              370334104    42417   731193 SH       Sole                   720060             11133
Gevity HR Inc                  COM              374393106     2894   282320 SH       Sole                   282320
Green Bankshares Inc.          COM              394361208      287     7865 SH       Sole                     7865
Greenbrier Companies Inc       COM              393657101     3811   142695 SH       Sole                   142695
Griffon                        COM              398433102     2638   174675 SH       Sole                   174675
Hanesbrands Inc.               COM              410345102    53428  1904062 SH       Sole                  1870275             33787
Hanmi Financial Corp           COM              410495105     8626   556905 SH       Sole                   556905
Hanover Insurance Group Inc    COM              410867105    10154   229770 SH       Sole                   229770
Helmerich & Payne Inc          COM              423452101    26770   815420 SH       Sole                   815420
Hornbeck Offshore Services     COM              440543106    13266   361470 SH       Sole                   361470
Huntington Bancshares Inc      COM              446150104     3170   186669 SH       Sole                   186669
Illinois Tool Works            COM              452308109    73882  1238797 SH       Sole                  1215497             23300
Imperial Capital Bancorp       COM              452680101     6057   214398 SH       Sole                   214398
Integrys Energy Group          COM              45822P105    11630   227010 SH       Sole                   227010
International Paper            COM              460146103    43558  1214322 SH       Sole                  1185247             29075
IStar Financial                COM              45031U101     4334   127500 SH       Sole                   125400              2100
Johnson & Johnson              COM              478160104    81674  1243128 SH       Sole                  1224479             18649
K-Swiss                        COM              482686102    10998   480060 SH       Sole                   480060
Kaydon Corp                    COM              486587108     7736   148800 SH       Sole                   148800
Kimberly Clark Corporation     COM              494368103    14869   211626 SH       Sole                   211626
Kohls Corp                     COM              500255104    51840   904235 SH       Sole                   888960             15275
Lance Inc.                     COM              514606102     3449   149830 SH       Sole                   149830
Lexmark Int'l New Cl A         COM              529771107    43257  1041590 SH       Sole                  1019535             22055
Lincoln Electric Holdings      COM              533900106    11004   141790 SH       Sole                   141790
Lufkin Inds Inc                COM              549764108     8125   147675 SH       Sole                   147675
McDonald's Corporation         COM              580135101   151276  2777227 SH       Sole                  2737742             39485
Meadwestvaco Corp              COM              583334107    66536  2253180 SH       Sole                  2210930             42250
Medtronic Incorporated         COM              585055106    82905  1469694 SH       Sole                  1442803             26891
Merrill Lynch                  COM              590188108    28899   405430 SH       Sole                   405430
Microsoft Corporation          COM              594918104    82856  2812484 SH       Sole                  2743216             69268
Mid-America Apt Cmntys         COM              59522J103     4705    94378 SH       Sole                    94378
Moneygram Intl Inc             COM              60935Y109    31481  1393600 SH       Sole                  1359375             34225
Morgan Stanley                 COM              617446448      756    12000 SH       Sole                    12000
Motorola Incorporated          COM              620076109    47157  2544918 SH       Sole                  2492643             52275
Noble Energy Inc               COM              655044105     4779    68235 SH       Sole                    68235
Northstar Realty Financial     COM              66704R100     2683   270200 SH       Sole                   265200              5000
Office Depot Inc               COM              676220106     2430   117850 SH       Sole                   117850
Parker Hannifin Corp           COM              701094104     4939    44168 SH       Sole                    44168
Partnerre Ltd                  COM              G6852T105      648     8200 SH       Sole                     8200
Penske Automotive Group        COM              70959W103     8163   403310 SH       Sole                   403310
Pentair Inc                    COM              709631105      343    10330 SH       Sole                    10330
Pfizer Incorporated            COM              717081103     5916   242160 SH       Sole                   242160
PNC Financial Svcs Group       COM              693475105     1226    18000 SH       Sole                    18000
Rohm & Haas Co                 COM              775371107    35158   631537 SH       Sole                   620637             10900
Sara Lee Corporation           COM              803111103    79371  4755630 SH       Sole                  4683480             72150
Southwest Airlines             COM              844741108    11427   772120 SH       Sole                   772120
Southwestern Energy Co         COM              845467109     9759   233185 SH       Sole                   233185
Sovereign Bancorp              COM              845905108     3391   199010 SH       Sole                   199010
Sprint Nextel Corp.            COM              852061100    34090  1794234 SH       Sole                  1733809             60425
Steiner Leisure LTD            COM              P8744Y102    12299   283380 SH       Sole                   283380
Sysco Corp                     COM              871829107    32825   922307 SH       Sole                   909137             13170
Taylor Capital Group           COM              876851106     7242   259280 SH       Sole                   259280
Toro Company                   COM              891092108    15081   256350 SH       Sole                   256350
Trinity Industries Inc         COM              896522109     8948   238367 SH       Sole                   238367
U S Airways Group Inc.         COM              90341W108      238     9060 SH       Sole                     9060
UCBH Hldgs Inc                 COM              90262T308     9390   537166 SH       Sole                   537166
UGI Corp                       COM              902681105     8918   343275 SH       Sole                   343275
United Fire & Casualty Co      COM              910331107    14302   365870 SH       Sole                   365870
United Technologies            COM              913017109    89610  1113445 SH       Sole                  1096020             17425
Unitedhealth Group Inc         COM              91324P102    49419  1020421 SH       Sole                   996181             24240
US Bancorp                     COM              902973304    90178  2772140 SH       Sole                  2717535             54605
Wachovia Corporation           COM              929903102     1802    35942 SH       Sole                    35942
Washington Mutual              COM              939322103      706    20000 SH       Sole                    20000
Wellpoint Inc.                 COM              94973V107     7189    91095 SH       Sole                    91095
Wells Fargo & Co.              COM              949746101    95306  2675644 SH       Sole                  2628049             47595
Werner Enterprises             COM              950755108     7507   437740 SH       Sole                   437740
WGL Holdings Inc               COM              92924F106     5258   155150 SH       Sole                   155150
Whiting Petroleum Corporation  COM              966387102    19574   440355 SH       Sole                   440355
XTO Energy Inc                 COM              98385X106   106500  1722187 SH       Sole                  1691177             31010
Aspen Insurance Holdings Pfd 7 PFD              G05384139     3298   138000 SH       Sole                   135000              3000
Axis Capital Holdings 7.25% Pf PFD              G0692U208     1503    63000 SH       Sole                    63000
Capital Crossing 8.5% Pfd D    PFD              14007R401     1070    42455 SH       Sole                    40000              2455
Countrywide Capital V Trust 7% PFD              222388209     4615   239750 SH       Sole                   225750             14000
Merrill Lynch Pfd Cap Tr IV To PFD              59021G204     1284    51500 SH       Sole                    51500
Royal Bank of Scotland 6.4% Pf PFD              780097796      453    20000 SH       Sole                    20000
Selective Insurance 7.5% Sub N PFD              816300305     2069    86000 SH       Sole                    86000
Diamond Hill Select Fund Cl A  TR UNIT          25264S775      542    44790 SH       Sole                                      44790
Blackrock Global Income Trust  COM SHS          091941104     2141   119400 SH       Sole                   115200              4200
Blackrock Pfd Opportunity Tr   COM SHS          09249V103     2952   142800 SH       Sole                   135660              7140
Managed High Yield Plus Fund   COM SHS          561911108      324    74918 SH       Sole                    74918
Nuveen Preferred & Convert Inc COM SHS          67073D102      741    61200 SH       Sole                    61200
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105     2670   213594 SH       Sole                   213594
Western Asset High Income Fd I COM SHS          95766J102      297    27223 SH       Sole                    27223
Atlas Pipeline Partners Unit L LTD              049392103     2059    43900 SH       Sole                    43900
Teekay LNG Partners            LTD              Y8564M105     1913    56700 SH       Sole                    56700
TEPPCO PARTNERS L P UT LTD PAR LTD              872384102     1886    49550 SH       Sole                    49550

NONE